PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,289,395	¥ 8,854,015	¥ 7,305,570
Less: Accumulated depreciation	(756,203)	(5,192,694)	(4,134,461)
Property and equipment, net	533,192	3,661,321	3,171,109
Construction in progress	3,134,647	21,524,994	11,779,784
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	716,951	4,923,152	4,456,156
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	196,632	1,350,235	1,239,914
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 375,812	¥ 2,580,628	¥ 1,609,500